PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
11.	PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2016	2017

Building	$29,989	$32,002
Computer equipment and application software	18,724	17,821
Furniture and vehicles	137	312
Leasehold improvements	775	809

	$49,625	$50,944
Less: Accumulated depreciation	$(20,869)	$(21,322)
Less: Accumulated impairment loss	(90)	(90)

	$28,666	$29,532

Depreciation expense from continuing operations was $7,338, $2,626 and $1,974 and from discontinued operations was $1,500, $52 and $nil, for the years ended December 31, 2015, 2016 and 2017, respectively.

No impairment loss was recorded for the years ended December 31, 2015, 2016 and 2017, respectively.